Intangible Assets, net	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, net
Intangible Assets, net

Intangible assets at December 31, 2018 and 2017 consist of:

	December 31, 2018
($ thousands)	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Life (years)
Subject to amortization
Customer relationships	2,428,946	1,093,753	1,335,193	15.2
Computer software and game library	967,828	753,160	214,668	5.5
Trademarks	185,590	61,806	123,784	14.1
Licenses	294,104	221,934	72,170	10.0
Developed technologies	220,097	179,192	40,905	5.4
Networks	18,808	13,978	4,830	7.0
Sports and horse racing betting rights	134,197	131,933	2,264	6.5
Other	8,652	4,656	3,996	16.1
	4,258,222	2,460,412	1,797,810
Not subject to amortization
Trademarks	246,913	—	246,913
Total intangible assets, excluding goodwill	4,505,135	2,460,412	2,044,723

	December 31, 2017
($ thousands)	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Life (years)
Subject to amortization
Customer relationships	2,434,051	956,586	1,477,465	15.2
Computer software and game library	947,207	710,725	236,482	5.6
Trademarks	186,218	47,053	139,165	14.1
Licenses	300,207	204,533	95,674	10.1
Developed technologies	220,213	155,870	64,343	5.4
Networks	18,806	13,571	5,235	7.0
Sports and horse racing betting rights	132,521	128,888	3,633	6.5
Other	8,660	4,110	4,550	16.1
	4,247,883	2,221,336	2,026,547
Not subject to amortization
Trademarks	246,913	—	246,913
Total intangible assets, excluding goodwill	4,494,796	2,221,336	2,273,460

In connection with the June 2017 sale of DoubleDown, we recorded a $277.3 million reduction in net book value of intangible assets (principally customer relationships and trademarks) related to the sale.

Intangible asset amortization expense of $272.7 million, $401.5 million and $492.1 million (which includes computer software amortization expense of $29.6 million, $31.4 million and $38.4 million) was recorded in 2018, 2017 and 2016, respectively.

Amortization expense on intangible assets for the next five years is expected to be as follows ($ thousands):

Year	Amount
2019	255,892
2020	226,128
2021	196,190
2022	174,281
2023	147,970
Total	1,000,461